Other income (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Income
Schedule of other income
	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$

Government grants (Note)	52,661	48,253
Others	50	70

	52,711	48,323

	2024	2023	2022
	S$	S$	S$

Interest income	1	6,467	-
Government grants	63,116	148,893	378,682
Exchange gain	-	96,964	2,553
Reversal of expected credit loss (“ECL”)	2,110	-	-
Sundry income	124	2,968	-

	65,351	255,292	381,235